Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Feb. 13, 2025 USD ($) security $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Timing of Grants of Certain Equity Awards

AbbVie’s policy with respect to its annual equity award for all eligible employees, including the NEOs, is to grant the award and set the grant price, which is used to calculate the number of shares covered by awards and establish the exercise price for stock options, at the compensation committee’s regularly scheduled February meeting each year.

These meeting dates generally are the third Thursday of February and are scheduled two years in advance. The grant price is the average of the high and low trading prices of a common share on the date of the grant (rounded up to the next even penny). The grant price for the 2025 annual grant was $192.86. The high, low and closing prices of an AbbVie common share on the grant date (February 13, 2025) were $194.28, $191.43, and $193.45 respectively. All LTI awards are subject to a minimum vesting period of 12 months.

The company does not schedule its equity grants in anticipation of the release of material, non-public information (“MNPI”) or time the release of MNPI based on equity grant dates. The following table presents information regarding option awards granted to our NEOs in the fiscal year ended December 31, 2025, during any period beginning four business days before the filing or furnishing of a periodic report or current report disclosing MNPI and ending one business day after the filing or furnishing of such report with the SEC.

Award Timing Method

AbbVie’s policy with respect to its annual equity award for all eligible employees, including the NEOs, is to grant the award and set the grant price, which is used to calculate the number of shares covered by awards and establish the exercise price for stock options, at the compensation committee’s regularly scheduled February meeting each year.

These meeting dates generally are the third Thursday of February and are scheduled two years in advance. The grant price is the average of the high and low trading prices of a common share on the date of the grant (rounded up to the next even penny). The grant price for the 2025 annual grant was $192.86. The high, low and closing prices of an AbbVie common share on the grant date (February 13, 2025) were $194.28, $191.43, and $193.45 respectively. All LTI awards are subject to a minimum vesting period of 12 months.

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The company does not schedule its equity grants in anticipation of the release of material, non-public information (“MNPI”) or time the release of MNPI based on equity grant dates.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

					Percentage
					change in the
					closing market
					price of the
					securities
					underlying the
					award between
					the trading day
					ending
					immediately
					prior to the
					disclosure of
					material
					nonpublic
					information and
					the trading day
					beginning
					immediately
					following the
		Number of	Exercise		disclosure of
		securities	price of the	Grant date fair	material
		underlying the	award	value of the	nonpublic
Name	Grant date	award	($/Share)	award	Information[1]
Robert A. Michael	2/13/2025	83,333	$192.86	$ 3,199,154	1.45%
Scott T. Reents	2/13/2025	27,343	$192.86	$ 1,049,698	1.45%
Jeffrey R. Stewart	2/13/2025	33,854	$192.86	$ 1,299,655	1.45%
Azita Saleki-Gerhardt	2/13/2025	25,000	$192.86	$ 959,750	1.45%
Roopal B. Thakkar	2/13/2025	25,000	$192.86	$ 959,750	1.45%
(1)	On February 14, 2025, the company reported its financial results for the fiscal year ended December 31, 2024 on Form 10-K.

Michael
Awards Close in Time to MNPI Disclosures
Name		Robert A. Michael
Underlying Securities | security		83,333
Exercise Price | $ / shares		$ 192.86
Fair Value as of Grant Date | $		$ 3,199,154
Underlying Security Market Price Change		1.45
Scott T. Reents
Awards Close in Time to MNPI Disclosures
Name		Scott T. Reents
Underlying Securities | security		27,343
Exercise Price | $ / shares		$ 192.86
Fair Value as of Grant Date | $		$ 1,049,698
Underlying Security Market Price Change		1.45
Jeffrey R. Stewart
Awards Close in Time to MNPI Disclosures
Name		Jeffrey R. Stewart
Underlying Securities | security		33,854
Exercise Price | $ / shares		$ 192.86
Fair Value as of Grant Date | $		$ 1,299,655
Underlying Security Market Price Change		1.45
Azita Saleki-Gerhardt
Awards Close in Time to MNPI Disclosures
Name		Azita Saleki-Gerhardt
Underlying Securities | security		25,000
Exercise Price | $ / shares		$ 192.86
Fair Value as of Grant Date | $		$ 959,750
Underlying Security Market Price Change		1.45
Roopal B. Thakkar
Awards Close in Time to MNPI Disclosures
Name		Roopal B. Thakkar
Underlying Securities | security		25,000
Exercise Price | $ / shares		$ 192.86
Fair Value as of Grant Date | $		$ 959,750
Underlying Security Market Price Change		1.45